Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Employees
Share-based compensation
Schedule of non-vested ordinary shares activity
	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$

Unvested at January 1, 2013	2,829,080	0.24
Granted	—
Vested	(2,320,633)	0.24
Forfeited	(508,447)	0.24

Unvested at December 31, 2013	—	—

Schedule of service-based share options activity

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$

Outstanding as of January 1, 2013	—
Granted	3,048,750	3.96
Share options exchanged in connection with the share option exchange program	23,863,578	3.96
Exercised	—
Forfeited or cancelled	—
Expired	—

Outstanding as of December 31, 2013	26,912,328	3.96	9.4	—

Granted	2,745,000	8.20
Exercised	(849,844)	3.96
Forfeited or cancelled	(2,606,232)	4.31
Expired	—

Outstanding as of December 31, 2014	26,201,252	4.37	8.5	189,729

Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Vested and expected to vest as of December 31, 2015	24,691,160	6.10	8.1	247,536
Exercisable as of December 31, 2015	7,250,546	4.08	7.4	87,394

Schedule of assumptions used to calculate estimated fair value of each option grant

	2013	2014	2015
Expected volatility	47%~50%	52%~53%	33%~50%
Risk-free interest rate (per annum)	1.83%~2.91%	2.42%~3.50%	2.17%~2.65%
Exercise multiples	2.8	2.8	2.0~2.8
Expected dividend yield	—	—	—
Expected term (in years)	7.4~10.0	10.0	10.0
Fair value of the underlying shares on the date of option grants (US$)	3.96	6.33~12.51	11.57~14.69

Non-employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2013	—
Granted	107,992	3.96
Vested	(77,992)	3.96

Unvested at December 31, 2013	30,000	3.96

Unvested at January 1, 2014	30,000	3.96
Granted	389,965	7.89
Vested	(5,000)	3.96

Unvested at December 31, 2014	414,965	7.65

Unvested at January 1, 2015	414,965	7.65
Granted	300,000	12.94
Vested	(237,779)	7.56

Unvested at December 31, 2015	477,186	11.02

Founder
Share-based compensation
Schedule of assumptions used to calculate estimated fair value of each option grant

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93

Vesting Based On Service | Employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2013	30,818,337	3.65
Granted	15,075,413	3.95
RSUs exchanged in connection with the share option exchange program	(7,954,526)	3.83
Vested	(6,365,824)	3.62
Forfeited	(4,422,552)	3.66

Unvested at December 31, 2013	27,150,848	3.77

Unvested at January 1, 2014	27,150,848	3.77
Granted	14,588,400	8.43
Vested	(6,385,905)	3.71
Forfeited	(3,649,817)	5.07

Unvested at December 31, 2014	31,703,526	5.77

Unvested at January 1, 2015	31,703,526	5.77
Granted	18,295,642	14.37
Vested	(7,130,556)	4.96
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	38,934,336	9.56

Vesting Based On Performance | Employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2014	—	—
Granted	1,515,151	6.33
Vested	—	—
Forfeited	(48,493)	6.33

Unvested at December 31, 2014	1,466,658	6.33

Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33